JPMORGAN INSURANCE TRUST

May 2, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	JPMorgan Insurance Trust (the “Trust”)

File Nos. 811-07874 and 033-66080

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Trust do not differ from those contained in Post-Effective Amendment No. 30 (Amendment No. 31 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 24, 2008.

If you have any questions or comments, please call Elizabeth A. Davin at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary